EARNINGS PER SHARE (Narrative) (Details) - shares	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	4,000,000	4,000,000
Stock options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	5,375,000	5,425,000
Number of options exercisable	3,583,333	1,808,333